OTHER INFORMATION (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
Balance, beginning of period	$ 474,396		$ 127,959		$ 47,388
Net changes in prices and production costs	13,647		49,498		17,133
Changes in estimated future development costs	(391,318)		(167,399)		(50,950)
Sales and transfers of oil and gas produced during the period	(179,384)		(71,724)		(19,054)
Net changes due to extensions, discoveries, and improved recovery	60,468		110,316		51,022
Net changes due to revisions of previous quantity estimates (1)	290,500	[1]	235,163	[1]	(355)	[1]
Previously estimated development costs incurred during the period	245,168		24,740		25,020
Accretion of discount	85,377		27,029		2,740
Purchase of minerals in place	217,791		234,336		112,406
Sale of minerals in place	(354)		(3,726)		(23,837)
Changes in timing and other (2)	22,436	[2]	824	[2]	(1,863)	[2]
Net change in income taxes	8,926		(92,620)		(31,691)
Standardized measure of discounted future net cash flows	$ 847,653		$ 474,396		$ 127,959
Crude Oil and Liquids
Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
Revisions of previous estimates (volume)	12,568		6,937		(112)
Natural Gas
Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
Revisions of previous estimates (volume)	25,644		40,494		541

[1]	The Company's net changes due to revisions of previous quantity estimates primarily reflect upward revisions to recoverable quantities of oil and gas minerals assuming existing prices and technology. For the year ended December 31, 2012, the Company made upward revisions of 12,568 mbbls of oil and natural gas liquids and 25,644 mmcf of natural gas. For the year ended December 31, 2011, the Company made upward revisions of 6,937 mbbls of oil and natural gas liquids and 40,494 mmcf of natural gas.
[2]	The Company's changes in timing and other primarily represent changes in the Company's estimates of when proved reserve quantities will be realized. The reserves as of December 31, 2012, reflect accelerated recovery of minerals due to purchases of minerals in place and capital expenditures incurred to develop properties.